As filed with the Securities and Exchange Commission on June 28, 2000
                                                      1933 Act File No. 02-90946
                                                      1940 Act File No. 811-4015
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                             REGISTRATION STATEMENT
                                      UNDER
                          THE SECURITIES ACT OF 1933            [ ]
                        POST-EFFECTIVE AMENDMENT NO. 62         [x]
                             REGISTRATION STATEMENT
                                      UNDER
                      THE INVESTMENT COMPANY ACT OF 1940        [ ]
                               AMENDMENT NO. 65                 [x]

                         EATON VANCE MUTUAL FUNDS TRUST
                         ------------------------------
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

     THE EATON VANCE BUILDING, 255 STATE STREET, BOSTON, MASSACHUSETTS 02109
     -----------------------------------------------------------------------
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

                                 (617) 482-8260
                                 --------------
                         (REGISTRANT'S TELEPHONE NUMBER)

                                 ALAN R. DYNNER
     THE EATON VANCE BUILDING, 255 STATE STREET, BOSTON, MASSACHUSETTS 02109
     -----------------------------------------------------------------------
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

It is proposed that this filing will become effective pursuant to Rule 485
  (check appropriate box):

[x] immediately upon filing pursuant to paragraph (b)
[ ] on (date) pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

[ ]  this  post  effective  amendment   designates  a new  effective  date for a
     previously filed post-effective amendment.


Capital Appreciation Portfolio has also executed this Registration Statement.
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--------------------------------------------------------------------------------

     Registrant incorporates by reference the Prospectus and Statement of Additional Information for the Eaton Vance Tax-Managed Young Shareholder Fund as
previously    filed    electronically    with    the    SEC    (Accession    No.
0000950156-00-000264).

                 EATON VANCE TAX-MANAGED YOUNG SHAREHOLDER FUND
                            Supplement to Prospectus
                               Dated May 12, 2000


1. The minimum amount for additional investments set forth under "Purchasing Shares" is now $5.

2. The following paragraph is added after "Contingent Deferred Sales Charge" under "Sales Charges":

     Class B Conversion Feature. After eight years, your Class B shares will automatically convert to Class A shares. Class B shares acquired through the reinvestment of distributions will convert in proportion to shares not so acquired.

3. The following replaces the "Distribution and Service Fees" section under "Sales Charges":

     Distribution and Service Fees. Class B and Class C shares have in effect plans under Rule 12b-1 that allows the Fund to pay distribution fees for the sale and distribution of shares (so-called "12b-1 fees"). Class B and Class C shares pay distribution fees of 0.75% of average daily net assets annually. Because these fees are paid from Fund assets on an ongoing basis, they will increase your cost over time and may cost you more than paying other types of sales charges. All Classes pay service fees for personal and/or account services equal to 0.25% of average daily net assets annually. After the sale of shares, the principal underwriter receives service fees for one year and thereafter investment dealers receive them based on the value of shares sold by such dealers. Distribution and service fees are subject to the limitations contained in the sales charge rule of the National Association of Securities Dealers, Inc.





Dated:  June 19, 2000                                                     TMYSPS

                 EATON VANCE TAX-MANAGED YOUNG SHAREHOLDER FUND
                Supplement to Statement of Additional Information
                               Dated May 12, 2000


1.   The following paragraph is added to "Sales Charges":

     CONVERSION FEATURE. Class B shares held for eight years (the "holding period") will automatically convert to Class A shares. For purposes of this conversion, all distributions paid on Class B shares which the shareholder elects to reinvest in Class B shares will be considered to be held in a separate sub-account. Upon the conversion of Class B shares not acquired through the reinvestment of distributions, a pro rata portion of the Class B shares held in the sub-account will also convert to Class A shares. This portion will be determined by the ratio that the Class B shares being converted bear to the total of Class B shares (excluding shares acquired through reinvestment) in the account. This conversion feature is subject to the continuing availability of a ruling from the Internal Revenue Service or an opinion of counsel that the conversion is not taxable for federal income tax purposes.

2. The following replaces the second, third and fourth paragraphs in the "Distribution and Service Plans" section under "Sales Charges":

          The Trust also has in effect compensation-type Distribution Plans (the "Class B and Class C Plans") pursuant to Rule 12b-1 under the 1940 Act for the Fund's Class B and Class C shares that permit compensation to be made to the principal underwriter to the maximum extent permitted by the NASD sales charge rule. The Class B and Class C Plans are designed to permit an investor to purchase shares through an investment dealer without incurring an initial sales charge and at the same time permit the principal underwriter to compensate investment dealers in connection therewith. Each Class pays the principal underwriter a fee, accrued daily and paid monthly, at an annual rate not exceeding .75% of its average daily net assets to finance the distribution of its shares. Such fees compensate the principal underwriter for sales commissions paid by it to investment dealers on the sale of shares for interest expenses.

3.   The following is added to "Performance":

          Investors may be provided with information concerning Fund volatility or risk, including but not limited to beta, standard deviation and Sharpe ratio. Beta is a measure of risk which shows Fund volatility relative to a market index. A fund with a beta of 1 would perform exactly like the market index; a beta of 2 would mean its performance was twice as volatile as the index, positive or negative. Standard deviation is a measure of a security's volatility, or variability, in expected return. Sharpe ratio is a measure of risk-adjusted performance. The higher the Sharpe ratio the better a fund's historical risk-adjusted return. Information concerning Fund distribution payments (or the payment record of issuers in which the Fund may invest) may also be provided to investors.

4.   The attached financial statements are added:

                              FINANCIAL STATEMENTS

                         Capital Appreciation Portfolio
                       Statement of Assets and Liabilities
                                February 28, 2000

ASSETS:
     Cash...............................................................$100,010
                                                                        --------
                Total assets............................................$100,010
LIABILITIES:
      Net assets........................................................$100,010
                                                                        --------

NOTES:

(1) Capital Appreciation Portfolio (the "Portfolio") was organized as a New York Trust on February 28, 2000 and has been inactive since that date, except for matters relating to its organization and registration as an investment company under the Investment Company Act of 1940 and the sale of interests therein at the purchase price of $100,000 to Eaton Vance Management and the sale of an interest therein at the purchase price of $10 to Boston Management & Research (the "Initial Interests").

(2) At 4:00 PM, New York City time, on each business day of the Portfolio, the value of an investor's interest in the Portfolio is equal to the product of (1) the aggregate net asset value of the Portfolio multiplied by (ii) the percentage representing the investor's share of the aggregate interest in the Portfolio effective for that day.


                          INDEPENDENT AUDITORS' REPORT

To the Trustees and Investors of
        Capital Appreciation Portfolio:


     We have audited the accompanying statement of assets and liabilities of Capital Appreciation Portfolio (a New York Trust) as of February 28, 2000. This financial statement is the responsibility of the Trust's management. Our responsibility is to express an opinion on this financial statement based on our audit.

     We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, such statement of assets and liabilities presents fairly, in all material respects, the financial position of Capital Appreciation Portfolio as of February 28, 2000, in conformity with generally accepted account principles.

                                DELOITTE & TOUCHE LLP

Boston, Massachusetts
February 29, 2000



Dated:  June 28, 2000                                                   TMYSSAIS

                           PART C - OTHER INFORMATION

ITEM 23. EXHIBITS

  (a)(1) Amended and Restated Declaration of Trust of Eaton Vance Mutual Funds Trust dated August 17, 1993, filed as Exhibit (1)(a) to Post-Effective Amendment No. 23 filed July 14, 1995 and incorporated herein by reference.

     (2) Amendment dated July 10, 1995 to the Declaration of Trust filed as Exhibit (1)(b) to Post-Effective Amendment No. 23 filed July 14, 1995 and incorporated herein by reference.

     (3) Amendment dated June 23, 1997 to the Declaration of Trust filed as Exhibit (1)(c) to Post-Effective Amendment No. 38 filed October 30, 1997 and incorporated herein by reference.

     (4) Amendment and Restatement of Establishment and Designation of Series of Shares dated June 19, 2000 filed as Exhibit (a)(4) to Post-Effective Amendment No. 61 filed June 23, 2000 and incorporated herein by reference.

  (b)(1) By-Laws as amended November 3, 1986 filed as Exhibit (2)(a) to Post-Effective Amendment No. 23 filed July 14, 1995 and incorporated herein by reference.

     (2) Amendment to By-Laws of Eaton Vance Mutual Funds Trust dated December 13, 1993 filed as Exhibit (2)(b) to Post-Effective Amendment No. 23 filed July 14, 1995 and incorporated herein by reference.

  (c)       Reference is made to Item 23(a) and 23(b) above.

  (d)(1) Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Tax Free Reserves dated August 15, 1995 filed as Exhibit
            (5)(b) to Post-Effective Amendment No. 25 filed August 17, 1995 and incorporated herein by reference.

     (2) Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Tax-Managed Emerging Growth Fund dated September 16, 1997 filed as Exhibit (5)(c) to Post-Effective Amendment No. 37 filed October 17, 1997 and incorporated herein by reference.

     (3) Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Municipal Bond Fund dated October 17, 1997 filed as Exhibit
            (5)(d) to Post-Effective Amendment No. 37 filed October 17, 1997 and incorporated herein by reference.

     (4) Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Tax-Managed International Growth Fund dated March 4, 1998 filed as Exhibit (5)(e) to Post-Effective Amendment No. 42 filed March 30, 1998 and incorporated herein by reference.

     (5) Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Tax-Managed Value Fund dated August 16, 1999 filed as Exhibit
            (d)(5) to Post-Effective Amendment No. 54 filed August 26, 1999 and incorporated herein by reference.

  (e)(1) Distribution Agreement between Eaton Vance Mutual Funds Trust, on behalf of Eaton Vance Cash Management Fund, and Eaton Vance Distributors, Inc. effective November 1, 1996 filed as Exhibit
            (6)(a)(4) to Post-Effective Amendment No. 34 filed April 21, 1997 and incorporated herein by reference.

     (2) Distribution Agreement between Eaton Vance Mutual Funds Trust, on behalf of Eaton Vance Money Market Fund, and Eaton Vance Distributors, Inc. effective November 1, 1996 filed as Exhibit
            (6)(a)(6) to Post-Effective Amendment No. 34 filed April 21, 1997 and incorporated herein by reference.

     (3) Distribution Agreement between Eaton Vance Mutual Funds Trust, on behalf of Eaton Vance Tax Free Reserves, and Eaton Vance Distributors, Inc. effective November 1, 1996 filed as Exhibit
            (6)(a)(7) to Post-Effective Amendment No. 34 filed April 21, 1997 and incorporated herein by reference.

     (4) Distribution Agreement between Eaton Vance Mutual Funds Trust (on behalf of certain of its series), and Eaton Vance Distributors, Inc. effective June 23, 1997 with attached Schedules (A, A-1 and A-2) filed as Exhibit (6)(a)(8) to Post-Effective Amendment No. 38 filed October 30, 1997 and incorporated herein by reference.

       (i) Amendment to Distribution Agreement dated October 17, 1997 filed as Exhibit (6)(a)(9) to Post-Effective Amendment No. 38 filed October 30, 1997 and incorporated herein by reference.

       (ii) Schedules A-3, A-4 and A-5 to Distribution Agreement filed as Exhibit (e)(4)(ii) to Post-Effective Amendment No. 54 filed August 26, 1999 and incorporated herein by reference.

      (iii) Schedule A-6 to Distribution Agreement effective May 1, 2000 filed as Exhibit (e)(4)(iii) to Post-Effective Amendment No. 59 filed May 1, 2000 and incorporated herein by reference.

       (iv) Schedule A-7 to Distribution Agreement effective June 19, 2000 filed as Exhibit (e)(4)(iv) to Post-Effective Amendment No. 61 filed June 23, 2000 and incorporated herein by reference.

     (5) Selling Group Agreement between Eaton Vance Distributors, Inc. and Authorized Dealers filed as Exhibit (6)(b) to the Post-Effective Amendment No. 61 filed December 28, 1995 to the Registration Statement of Eaton Vance Growth Trust (File Nos. 2-22019, 811-1241) and incorporated herein by reference.

  (f) The Securities and Exchange Commission has granted the Registrant an exemptive order that permits the Registrant to enter into deferred compensation arrangements with its independent Trustees. See in the Matter of Capital Exchange Fund, Inc., Release No. IC-20671 (November 1, 1994).

  (g)(1) Custodian Agreement with Investors Bank & Trust Company dated October 15, 1992 filed as Exhibit (8) to Post-Effective Amendment No. 23 filed July 14, 1995 and incorporated herein by reference.

     (2) Amendment to Custodian Agreement with Investors Bank & Trust Company dated October 23, 1995 filed as Exhibit (8)(b) to Post-Effective Amendment No. 27 filed February 27, 1996 and incorporated herein by reference.

     (3) Amendment to Master Custodian Agreement with Investors Bank & Trust Company dated December 21, 1998 filed as Exhibit (g)(3) to the Registration Statement of Eaton Vance Municipals Trust (File Nos. 33-572, 811-4409 (Accession No. 0000950156-99-000050) filed January
            25, 1999 and incorporated herein by reference.

  (h)(1)(a) Amended Administrative Services Agreement between Eaton Vance Mutual Funds Trust (on behalf of certain of its series) and Eaton Vance Management dated July 31, 1995 with attached schedules (including Amended Schedule A dated May 7, 1996) filed as Exhibit (9)(a) to Post-Effective Amendment No. 24 filed August 16, 1995 and incorporated herein by reference.

        (b) Amendment to Schedule A dated June 23, 1997 to the Amended Administrative Services Agreement dated July 31, 1995 filed as Exhibit (9)(a)(1) to Post-Effective Amendment No. 38 filed October 30, 1997 and incorporated herein by reference.

     (2)(a) Administrative Services Agreement between Eaton Vance Mutual Funds Trust (on behalf of certain of its series) and Eaton Vance Management dated August 16, 1999 with attached Schedule A dated August 16, 1999 filed as Exhibit (h)(2) to Post-Effective Amendment No. 54 filed August 26, 1999 and incorporated herein by reference.

        (b) Schedule A-1 to Administrative Services Agreement effective May 1, 2000 filed as Exhibit (h)(2)(b) to Post-Effective Amendment No. 59 filed May 1, 2000 and incorporated herein by reference.

        (c) Schedule A-2 to Administrative Services Agreement effective June 19, 2000 filed as Exhibit (h)(2)(c) to Post-Effective Amendment No. 61 filed June 23, 2000 and incorporated herein by reference.

     (3)    Transfer Agency Agreement dated January 1, 1998 filed as Exhibit
            (k)(b) to the Registration Statement on Form N-2 of Eaton Vance Advisers Senior Floating-Rate Fund (File Nos. 333-46853, 811-08671) (Accession No. 0000950156-98-000172) filed February 25, 1998 and incorporated herein by reference.

  (i)(1)    Opinion of Internal Counsel dated June 23, 2000 filed as Exhibit
            (i)(1) to Post-Effective Amendment No. 61 filed June 23, 2000 and incorporated herein by reference.

     (2)    Consent of Internal Counsel dated June 28, 2000 filed herewith.

  (j) Consent of Independent Auditors for Capital Appreciation Portfolio filed herewith.

  (k)       Not applicable

  (l)       Not applicable

  (m)(1)(a) Distribution Plan for Eaton Vance Money Market Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated June 19, 1995 filed as Exhibit (15)(h) to Post-Effective Amendment No. 25 filed August 17, 1995 and incorporated herein by reference.

        (b) Amendment to Distribution Plan for Eaton Vance Mutual Funds Trust on behalf of Eaton Vance Money Market Fund adopted June 24, 1996 filed as Exhibit (15)(h)(1) to Post-Effective Amendment No. 34 filed April 21, 1997 and incorporated herein by reference.

     (2)(a) Eaton Vance Mutual Funds Trust Class A Service Plan adopted June 23, 1997 with attached Schedules (A, A-1 and A-2) filed as Exhibit
            (15)(i) to Post-Effective Amendment No. 38 filed October 30, 1997 and incorporated herein by reference.

        (b) Schedules A-3, A-4 and A-5 to Class A Service Plan filed as Exhibit
            (m)(3)(b) to Post-Effective Amendment No. 54 filed August 26, 1999 and incorporated herein by reference.

        (c) Schedule A-6 to Class A Service Plan effective May 1, 2000 filed as Exhibit (m)(3)(c) to Post-Effective Amendment No. 59 filed May 1, 2000 and incorporated herein by reference.

        (d) Schedule A-7 to Class A Service Plan effective June 19, 2000 filed as Exhibit (m)(3)(d) to Post-Effective Amendment No. 61 filed June 23, 2000 and incorporated herein by reference.

        (e) Eaton Vance Mutual Funds Trust Class S Service Plan adopted February 22, 1999 filed as Exhibit (m)(3)(c) to Post-Effective Amendment No. 53 filed July 28, 1999 and incorporated herein by reference.

     (3)(a) Eaton Vance Mutual Funds Trust Class B Distribution Plan adopted June 23, 1997 with attached Schedules (A, A-1 and A-2) filed as Exhibit (15)(j) to Post-Effective Amendment No. 38 filed October 30, 1997 and incorporated herein by reference.

        (b) Schedules A-3, A-4 and A-5 to Class B Distribution Plan filed as Exhibit (m)(4)(b) to Post-Effective Amendment No. 54 filed August 26, 1999 and incorporated herein by reference.

        (c) Schedule A-6 to Class B Distribution Plan effective May 1, 2000 filed as Exhibit (m)(4)(c) to Post-Effective Amendment No. 59 filed May 1, 2000 and incorporated herein by reference.

        (d) Schedule A-7 to Class B Distribution Plan effective June 19, 2000 filed as Exhibit (m)(4)(d) to Post-Effective Amendment No. 61 filed June 23, 2000 and incorporated herein by reference.

     (4)(a) Eaton Vance Mutual Funds Trust Class C Distribution Plan adopted June 23, 1997 with attached Schedules (A and A-1) filed as Exhibit
            (15)(k) to Post-Effective Amendment No. 38 filed October 30, 1997 and incorporated herein by reference.

        (b) Schedules A-2, A-3, A-4 and A-5 to Class C Distribution Plan filed as Exhibit (m)(5)(b) to Post-Effective Amendment No. 54 filed August 26, 1999 and incorporated herein by reference.

        (c) Schedule A-6 to Class C Distribution Plan effective May 1, 2000 filed as Exhibit No. (m)(5)(c) to Post-Effective Amendment No. 59 filed May 1, 2000 and incorporated herein by reference.

        (d) Schedule A-7 to Class C Distribution Plan effective June 19, 2000 filed as Exhibit (m)(5)(d) to Post-Effective Amendment No. 61 filed June 23, 2000 and incorporated herein by reference.

  (n)       Not applicable

  (o)(1) Amended and Restated Multiple Class Plan for Eaton Vance Funds dated June 19, 2000 filed as Exhibit (o)(1) to Post-Effective Amendment No. 61 filed June 23, 2000 and incorporated herein by reference.

  (p) Code of Ethics adopted by the Eaton Vance Group of Funds effective May 1, 1981, as amended February 21, 1995 filed as Exhibit (r) to the Registration Statement on Form N-2 of EV Classic Senior Floating-Rate Fund (File Nos. 333-32262, 811-07945) (Accession No. 0000950156-00-000169) filed March 13, 2000 and incorporated herein by reference.

  (q)(1)(a) Power of Attorney for Eaton Vance Mutual Funds Trust dated June 23, 1997 filed as Exhibit No. (17)(a) to Post-Effective Amendment No. 35 filed July 3, 1997 and incorporated herein by reference.

        (b) Power of Attorney for Eaton Vance Mutual Funds Trust dated November 16, 1998 filed as Exhibit (q)(1)(a) to Post-Effective Amendment No. 47 filed December 30, 1998 and incorporated herein by reference.

     (2)(a) Power of Attorney for Government Obligations Portfolio dated April 22, 1997 filed as Exhibit (17)(b) to Post-Effective Amendment No. 36 filed July 25, 1997 and incorporated herein by reference.

        (b) Power of Attorney for Government Obligations Portfolio dated November 16, 1998 filed as Exhibit (q)(2)(a) to Post-Effective Amendment No. 48 filed February 25, 1999 and incorporated herein by reference.

     (3)(a) Power of Attorney for High Income Portfolio dated February 14, 1997 filed as Exhibit No. (17)(c) to Post-Effective Amendment No. 36 filed July 26, 1997 and incorporated herein by reference.

        (b) Power of Attorney for High Income Portfolio dated November 16, 1998 filed as Exhibit (q)(3)(a) to Post-Effective Amendment No. 47 filed December 30, 1998 and incorporated herein by reference.

     (4)(a) Power of Attorney for Strategic Income Portfolio dated April 22, 1997 filed as Exhibit No. (17)(d) to Post-Effective Amendment No. 36 filed July 26, 1997 and incorporated herein by reference.

        (b) Power of Attorney for Strategic Income Portfolio dated November 16, 1998 filed as Exhibit (q)(4)(a) to Post-Effective Amendment No. 47 filed December 30, 1998 and incorporated herein by reference.

     (5)(a) Power of Attorney for Cash Management Portfolio dated April 22, 1997 filed as Exhibit (17)(e) to Post-Effective Amendment No. 36 filed July 26, 1997 and incorporated herein by reference.

        (b) Power of Attorney for Cash Management Portfolio dated November 16, 1998 filed as Exhibit (q)(5)(a) to Post-Effective Amendment No. 48 filed February 25, 1999 and incorporated herein by reference.

     (6)(a) Power of Attorney for Tax-Managed Growth Portfolio dated February 20, 1998 filed as Exhibit No. (17)(f) to Post-Effective Amendment No. 41 filed February 26, 1998 and incorporated herein by reference.

        (b) Power of Attorney for Tax-Managed Growth Portfolio dated November 16, 1998 filed as Exhibit (q)(6)(a) to Post-Effective Amendment No. 47 filed December 30, 1998 and incorporated herein by reference.

     (7) Power of Attorney for Capital Appreciation Portfolio dated February 28, 2000 filed as Exhibit (q)(7) to Post-Effective Amendment No. 56 filed February 28, 2000 and incorporated herein by reference.

     (8) Power of Attorney for Floating Rate Portfolio dated June 19, 2000 filed as Exhibit (q)(8) to Post-Effective Amendment No. 61 filed June 23, 2000 and incorporated herein by reference.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL

     Not applicable

ITEM 25. INDEMNIFICATION

     Article IV of the Registrant's Amended and Restated Declaration of Trust permits Trustee and officer indemnification by By-law, contract and vote.
Article XI of the By-Laws contains indemnification provisions. Registrant's Trustees and officers are insured under a standard mutual fund errors and omissions insurance policy covering loss incurred by reason of negligent errors and omissions committed in their capacities as such.

     The distribution agreements of the Registrant also provide for reciprocal indemnity of the principal underwriter, on the one hand, and the Trustees and officers, on the other.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT Adviser

     Reference is made to: (i) the information set forth under the caption "Management and Organization" in the Statement of Additional Information; (ii) the Eaton Vance Corp. 10-K filed under the Securities Exchange Act of 1934 (File No. 1-8100); and (iii) the Form ADV of Eaton Vance Management (File No.
801-15930) and Boston Management and Research (File No. 801-43127) filed with the Commission, all of which are incorporated herein by reference.

ITEM 27. PRINCIPAL UNDERWRITERS

     (a) Registrant's principal underwriter, Eaton Vance Distributors, Inc., a wholly-owned subsidiary of Eaton Vance Management, is the principal underwriter for each of the investment companies named below:

                Eaton Vance Advisers Senior Floating-Rate Fund
                Eaton Vance Growth Trust
                Eaton Vance Income Fund of Boston
                Eaton Vance Institutional Senior Floating-Rate Fund Eaton Vance Investment Trust
                Eaton Vance Municipals Trust
                Eaton Vance Municipals Trust II
                Eaton Vance Mutual Funds Trust
                Eaton Vance Prime Rate Reserves
                Eaton Vance Special Investment Trust
                EV Classic Senior Floating-Rate Fund

     (b)

         (1)                           (2)                           (3)
 Name and Principal           Positions and Offices        Positions and Offices
  Business Address*        with Principal Underwriter          with Registrant
  -----------------        --------------------------      ---------------------

  Albert F. Barbaro              Vice President                     None
      Ira Baron                  Vice President                     None
     Chris Berg                  Vice President                     None
  Kate B. Bradshaw               Vice President                     None
    Mark Carlson                 Vice President                     None
  Daniel C. Cataldo              Vice President                     None
                                  and Treasurer
     Raymond Cox                 Vice President                     None
    Peter Crowley                Vice President                     None
   Anthony DeVille               Vice President                     None
     Ellen Duffy                 Vice President                     None
   Alan R. Dynner          Vice President, Secretary              Secretary
                                       and
                                      Clerk
 Richard A. Finelli              Vice President                     None
     Kelly Flynn                 Vice President                     None
     James Foley                 Vice President                     None
  Michael A. Foster              Vice President                     None
  William M. Gillen           Senior Vice President                 None
  Hugh S. Gilmartin              Vice President                     None

   James B. Hawkes         Vice President and Director     President and Trustee
   Perry D. Hooker               Vice President                     None
     Kara Lawler                 Vice President                     None
   Thomas P. Luka                Vice President                     None
    John Macejka                 Vice President                     None
   Geoff Marshall                Vice President                     None
     Tim McEwan                  Vice President                     None
 Joseph T. McMenamin             Vice President                     None
  Morgan C. Mohrman           Senior Vice President                 None
  James A. Naughton              Vice President                     None
    Joseph Nelson                Vice President                     None
   Mark D. Nelson                Vice President                     None
  Linda D. Newkirk               Vice President                     None
  James L. O'Connor              Vice President                   Treasurer
    Andrew Ogren                 Vice President                     None
 George D. Owen, II              Vice President                     None
     Philip Pace                 Vice President                     None
    Margaret Pier                Vice President                     None
  Enrique M. Pineda              Vice President                     None
 F. Anthony Robinson             Vice President                     None
   Frances Rogell                Vice President                     None
    Jay S. Rosoff                Vice President                     None
  Stephen M. Rudman              Vice President                     None
   Kevin Schrader                Vice President                     None
  Teresa A. Sheehan              Vice President                     None
  William M. Steul         Vice President and Director              None
Cornelius J. Sullivan         Senior Vice President                 None
     Peter Sykes                 Vice President                     None
   David M. Thill                Vice President                     None
   John M. Trotsky               Vice President                     None
    Jerry Vainisi                Vice President                     None
    John Vaughan                 Vice President                     None
     Chris Volf                  Vice President                     None
   Debra Wekstein                Vice President                     None
 Wharton P. Whitaker         President and Director                 None
     Sue Wilder                  Vice President                     None

------------------------------------------
*    Address is The Eaton Vance Building, 255 State Street, Boston, MA 02109

     (c) Not applicable

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

     All applicable accounts, books and documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the possession and custody of the Registrant's custodian, Investors Bank & Trust Company, 200 Clarendon Street, 16th Floor, Mail Code ADM27, Boston, MA 02116, and its transfer agent, PFPC, Inc., 4400 Computer Drive, Westborough, MA 01581-5120, with the exception of certain corporate documents and portfolio trading documents which are in the possession and custody of the administrator and investment adviser. Registrant is informed that all applicable accounts, books and documents required to be maintained by registered investment advisers are in the custody and possession of Eaton Vance Management and Boston Management and Research.

ITEM 29. MANAGEMENT SERVICES

     Not applicable

ITEM 30. UNDERTAKINGS

     The Registrant undertakes to include the information required by Item 5 of Form N-1A in its annual reports to shareholders under Rule 30d-1.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and the Commonwealth of Massachusetts, on June 28, 2000.


                                EATON VANCE MUTUAL FUNDS TRUST

                                By:     /s/ JAMES B. HAWKES
                                        -------------------------------
                                        James B. Hawkes, President

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Post-Effective Amendment to the Registration Statement has been signed below by the following persons in their capacities on June 28, 2000.

Signature                       Title
---------                       -----

/s/ James B. Hawkes             President (Chief Executive Officer) and
--------------------------      Trustee
James B. Hawkes

/s/ James L. O'Connor           Treasurer (and Principal Financial and
--------------------------      Accounting Officer)
James L. O'Connor

Jessica M. Bibliowicz*          Trustee
--------------------------
Jessica M. Bibliowicz

Donald R. Dwight*               Trustee
--------------------------
Donald R. Dwight

Samuel L. Hayes, III*           Trustee
--------------------------
Samuel L. Hayes, III

Norton H. Reamer*               Trustee
--------------------------
Norton H. Reamer

Lynn A. Stout*                  Trustee
--------------------------
Lynn A. Stout

Jack L. Treynor*                Trustee
--------------------------
Jack L. Treynor

By:     /s/ Alan R. Dynner
        ------------------------------------
        Alan R. Dynner (As attorney-in-fact)

                                   SIGNATURES

     Capital Appreciation Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust (File No. 02-90946) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on June 28, 2000.

                                CAPITAL APPRECIATION PORTFOLIO

                                By:     /s/ JAMES B. HAWKES
                                        --------------------------
                                        James B. Hawkes, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust (File No. 02-90946) has been signed below by the following persons in their capacities on June 28, 2000.

Signature                       Title
---------                       -----

/s/ James B. Hawkes             President (Chief Executive Officer) and
--------------------------      Trustee
James B. Hawkes

/s/ James L. O'Connor           Treasurer (and Principal Financial and
--------------------------      Accounting Officer)
James L. O'Connor

Jessica M. Bibliowicz*          Trustee
--------------------------
Jessica M. Bibliowicz

Donald R. Dwight*               Trustee
--------------------------
Donald R. Dwight

Samuel L. Hayes, III*           Trustee
--------------------------
Samuel L. Hayes, III

Norton H. Reamer*               Trustee
--------------------------
Norton H. Reamer

Lynn A. Stout*                  Trustee
--------------------------
Lynn A. Stout

Jack L. Treynor*                Trustee
--------------------------
Jack L. Treynor

By:     /s/ Alan R. Dynner
        ------------------------------------
        Alan R. Dynner (As attorney-in-fact)

                                  EXHIBIT INDEX

     The following exhibits are filed as part of this amendment to the Registration Statement pursuant to Rule 483 of Regulation C.


Exhibit No.   Description
-----------   -----------

(i)(2)        Consent of Internal Counsel dated June 28, 2000

(j)           Consent of Independent Auditors for Capital Appreciation Portfolio